Investments	3 Months Ended
Mar. 31, 2018
Investments
Investments

Note 5 – Investments

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; and (iii) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015.

	At March 31,	At December 31,
	2018	2017
Equity investments	$138.0	$172.2
Warrants	0.8	0.8
Loan receivable	30.6	30.1
Total investments	$169.4	$203.1

The change in the fair value of equity investments recognized in other comprehensive income for the three months ended March 31, 2018 and 2017 were as follows:

	For the three months ended
	March 31,
	2018	2017
Change in the fair value of equity investments	$(29.6)	$1.7
Deferred tax recovery (expense) in other comprehensive income	3.9	(0.2)
Change in the fair value of equity investments, net of tax	$(25.7)	$1.5